UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments

Investments April 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Leveraged
Company Stock Fund

April 30, 2015

1.805758.111

ALSF-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.0%
Auto Components - 2.3%
Delphi Automotive PLC	446,000	$ 37,018
Tenneco, Inc. (a)	630,300	36,841
TRW Automotive Holdings Corp. (a)	298,400	31,350
		105,209
Automobiles - 5.1%
Ford Motor Co.	7,095,667	112,112
General Motors Co.	2,976,872	104,369
General Motors Co.:
warrants 7/10/16 (a)	395,121	10,119
warrants 7/10/19 (a)	395,121	6,859
		233,459
Diversified Consumer Services - 5.3%
Service Corp. International	8,897,167	246,274
Hotels, Restaurants & Leisure - 0.7%
ARAMARK Holdings Corp.	849,156	26,095
Penn National Gaming, Inc. (a)(d)	297,660	4,786
Station Holdco LLC unit (a)(g)(h)	116,342	52
		30,933
Household Durables - 2.3%
Hovnanian Enterprises, Inc. Class A (a)(d)	1,181,000	3,685
Lennar Corp. Class A (d)	576,600	26,408
Newell Rubbermaid, Inc.	1,935,853	73,814
		103,907
Media - 6.0%
AMC Networks, Inc. Class A (a)	389,700	29,399
Cinemark Holdings, Inc.	2,129,655	90,787
Comcast Corp. Class A	1,588,566	91,756
Gray Television, Inc. (a)	3,167,163	41,997
Nexstar Broadcasting Group, Inc. Class A	394,502	23,063
		277,002
Specialty Retail - 2.3%
Asbury Automotive Group, Inc. (a)	314,878	26,459
GameStop Corp. Class A (d)	1,349,375	52,005
Sally Beauty Holdings, Inc. (a)	961,500	30,008
		108,472
TOTAL CONSUMER DISCRETIONARY		1,105,256
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.5%
Food Products - 1.1%
ConAgra Foods, Inc.	438,800	$ 15,863
Darling International, Inc. (a)	2,452,617	33,503
		49,366
Personal Products - 0.4%
Revlon, Inc. (a)	459,739	17,980
TOTAL CONSUMER STAPLES		67,346
ENERGY - 7.6%
Energy Equipment & Services - 1.9%
Ensco PLC Class A	90,000	2,455
Halliburton Co.	943,707	46,194
Noble Corp.	753,990	13,052
Oil States International, Inc. (a)	203,434	9,681
Schlumberger Ltd.	90,600	8,572
Transocean Ltd. (United States) (d)	316,300	5,953
		85,907
Oil, Gas & Consumable Fuels - 5.7%
Continental Resources, Inc. (a)	720,726	37,932
Hess Corp.	783,890	60,281
Peabody Energy Corp. (d)	1,969,875	9,318
QEP Resources, Inc.	795,900	17,908
Range Resources Corp.	202,800	12,890
Valero Energy Corp.	1,003,334	57,090
Western Refining, Inc.	393,586	17,337
Whiting Petroleum Corp. (a)	1,326,818	50,300
		263,056
TOTAL ENERGY		348,963
FINANCIALS - 10.6%
Banks - 7.8%
Bank of America Corp.	6,881,001	109,614
Barclays PLC sponsored ADR (d)	1,945,679	30,625
CIT Group, Inc.	170,690	7,686
Citigroup, Inc.	1,110,553	59,215
Huntington Bancshares, Inc.	7,094,120	77,042
Regions Financial Corp.	4,218,220	41,465
SunTrust Banks, Inc.	836,400	34,711
		360,358
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - 0.1%
Motors Liquidation Co. GUC Trust (a)	100,812	$ 2,016
Consumer Finance - 0.9%
American Express Co.	515,752	39,945
Insurance - 0.4%
Lincoln National Corp.	360,400	20,359
Real Estate Investment Trusts - 0.9%
Gaming & Leisure Properties	355,926	12,707
Host Hotels & Resorts, Inc.	832,331	16,763
Sabra Health Care REIT, Inc.	452,492	13,520
		42,990
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	369,860	17,535
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	328,300	3,421
TOTAL FINANCIALS		486,624
HEALTH CARE - 12.7%
Health Care Equipment & Supplies - 3.5%
Boston Scientific Corp. (a)	8,034,144	143,168
Medtronic PLC	273,726	20,379
		163,547
Health Care Providers & Services - 6.0%
Community Health Systems, Inc. (a)	1,152,373	61,859
DaVita HealthCare Partners, Inc. (a)	464,906	37,704
HCA Holdings, Inc. (a)	998,521	73,901
Tenet Healthcare Corp. (a)	1,401,363	67,069
Universal Health Services, Inc. Class B	317,795	37,166
		277,699
Life Sciences Tools & Services - 0.4%
PRA Health Sciences, Inc.	574,700	16,367
Pharmaceuticals - 2.8%
Johnson & Johnson	127,900	12,688
Merck & Co., Inc.	1,321,200	78,691
Sanofi SA sponsored ADR	745,266	37,673
		129,052
TOTAL HEALTH CARE		586,665
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	387,924	$ 39,149
Huntington Ingalls Industries, Inc.	196,360	25,839
Textron, Inc.	497,300	21,871
		86,859
Airlines - 4.9%
American Airlines Group, Inc.	1,236,200	59,690
Delta Air Lines, Inc.	2,920,820	130,385
Southwest Airlines Co.	478,033	19,389
United Continental Holdings, Inc. (a)	309,700	18,501
		227,965
Building Products - 0.6%
Allegion PlC	201,992	12,352
Armstrong World Industries, Inc. (a)	240,781	13,180
		25,532
Commercial Services & Supplies - 0.8%
Civeo Corp.	406,868	1,900
Deluxe Corp.	380,287	24,624
Tyco International Ltd.	267,791	10,546
		37,070
Electrical Equipment - 0.5%
Emerson Electric Co.	136,500	8,030
Generac Holdings, Inc. (a)(d)	373,058	15,553
		23,583
Industrial Conglomerates - 0.5%
General Electric Co.	896,117	24,267
Machinery - 0.9%
Ingersoll-Rand PLC	605,977	39,898
Pentair PLC	64,254	3,993
		43,891
Marine - 0.2%
Genco Shipping & Trading Ltd. (a)	457,020	3,176
Navios Maritime Holdings, Inc. (d)	1,788,039	6,777
		9,953
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	583,000	12,150
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (a)	133,600	$ 12,903
TOTAL INDUSTRIALS		504,173
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 1.2%
Cisco Systems, Inc.	1,982,651	57,160
Electronic Equipment & Components - 1.7%
Avnet, Inc.	489,587	20,871
Belden, Inc.	455,836	38,267
Corning, Inc.	605,400	12,671
Viasystems Group, Inc. (a)	441,914	7,857
		79,666
Internet Software & Services - 0.3%
VeriSign, Inc. (a)(d)	194,300	12,340
IT Services - 0.3%
Global Cash Access Holdings, Inc. (a)	1,683,900	12,461
Semiconductors & Semiconductor Equipment - 3.8%
Freescale Semiconductor, Inc. (a)	939,600	36,729
Intersil Corp. Class A	1,177,013	15,713
Micron Technology, Inc. (a)	1,890,455	53,178
NXP Semiconductors NV (a)	403,936	38,826
ON Semiconductor Corp. (a)	2,545,694	29,326
		173,772
Software - 1.6%
Citrix Systems, Inc. (a)	190,801	12,814
Microsoft Corp.	1,258,432	61,210
		74,024
Technology Hardware, Storage & Peripherals - 1.2%
EMC Corp.	1,160,700	31,234
NCR Corp. (a)	882,069	24,204
		55,438
TOTAL INFORMATION TECHNOLOGY		464,861
MATERIALS - 14.1%
Chemicals - 10.1%
H.B. Fuller Co.	380,376	15,888
LyondellBasell Industries NV Class A	4,142,190	428,801
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
OMNOVA Solutions, Inc. (a)(e)	2,609,132	$ 20,847
Phosphate Holdings, Inc. (a)	192,500	19
		465,555
Containers & Packaging - 3.3%
Rock-Tenn Co. Class A	2,125,302	133,852
Sealed Air Corp.	378,366	17,253
		151,105
Metals & Mining - 0.0%
Ormet Corp. (a)	650,000	3
TimkenSteel Corp.	93,783	2,738
		2,741
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp. (a)(d)	1,221,110	18,610
Neenah Paper, Inc.	231,700	14,011
		32,621
TOTAL MATERIALS		652,022
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Frontier Communications Corp. (d)	4,666,144	32,010
Intelsat SA (a)	855,300	10,768
Level 3 Communications, Inc. (a)	466,741	26,109
		68,887
UTILITIES - 1.2%
Electric Utilities - 0.3%
FirstEnergy Corp.	341,796	12,274
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. (a)	1,970,200	42,970
TOTAL UTILITIES		55,244
TOTAL COMMON STOCKS (Cost $2,538,395)		4,340,041
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value (000s)
FINANCIALS - 0.2%
Capital Markets - 0.2%
GMAC Capital Trust I Series 2, 8.125% (Cost $9,025)	360,987	$ 9,487
Nonconvertible Bonds - 0.3%
	Principal Amount (000s)
ENERGY - 0.3%
Energy Equipment & Services - 0.3%
Offshore Group Investment Ltd. 7.5% 11/1/19	$ 11,640	7,682
SAExploration Holdings, Inc. 10% 7/15/19 (f)	12,653	7,592
		15,274
TOTAL NONCONVERTIBLE BONDS (Cost $23,218)		15,274
Money Market Funds - 7.8%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	250,243,194	250,243
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	108,768,248	108,768
TOTAL MONEY MARKET FUNDS (Cost $359,011)		359,011
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $2,929,649)		4,723,813
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(113,974)
NET ASSETS - 100%		$ 4,609,839
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,592,000 or 0.2% of net assets.

(g) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$ 5,990
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 239
Fidelity Securities Lending Cash Central Fund	1,656
Total	$ 1,895
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 38,576	$ -	$ -	$ -	$ -
OMNOVA Solutions, Inc.	21,056	-	-	-	20,847
Total	$ 59,632	$ -	$ -	$ -	$ 20,847
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,105,256	$ 1,105,204	$ -	$ 52
Consumer Staples	67,346	67,346	-	-
Energy	348,963	348,963	-	-
Financials	496,111	496,111	-	-
Health Care	586,665	586,665	-	-
Industrials	504,173	504,173	-	-
Information Technology	464,861	464,861	-	-
Materials	652,022	652,022	-	-
Telecommunication Services	68,887	68,887	-	-
Utilities	55,244	55,244	-	-
Corporate Bonds	15,274	-	15,274	-
Money Market Funds	359,011	359,011	-	-
Total Investments in Securities:	$ 4,723,813	$ 4,708,487	$ 15,274	$ 52
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $2,929,653,000. Net unrealized appreciation aggregated $1,794,160,000, of which $1,951,046,000 related to appreciated investment securities and $156,886,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 29, 2015